Document and Entity Information	12 Months Ended
Jun. 30, 2018 shares
Entity Registrant Name	SASOL LTD
Entity Central Index Key	0000314590
Document Type	20-F
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Ordinary Shares
Entity Common Stock, Shares Outstanding	623,081,550
Sasol preferred ordinary shares of no par value
Entity Common Stock, Shares Outstanding	16,085,199
Sasol BEE ordinary shares of no par value
Entity Common Stock, Shares Outstanding	6,394,179